FINANCING RECEIVABLE (Detail Textuals 1) (Federal Home Loan Bank Of Cincinnati, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lender risk account receivable under mortgage purchase program	$ 2,500,000	$ 903,000	$ 292,000
Revenue Recognized Under Mortgage Purchase Program Aggregated Pool	$ 17,000	$ 6,000	$ 5,000
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of original loan balance to be deposited into lender risk account under Mortgage Purchase Program	1.75%
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of original loan balance to be deposited into lender risk account under Mortgage Purchase Program	0.30%